Contingent consideration liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Contingent consideration liabilities

33. Contingent consideration liabilities
The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi- ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m	Other £m	Total £m

At 1 January 2020	5,103	–	339	37	5,479

Remeasurement through income statement	1,114	–	161	–	1,275

Cash payments: operating cash flows	(751)	–	(14)	–	(765)

Cash payments: investing activities	(107)	–	(9)	(4)	(120)

At 31 December 2021	5,359	–	477	33	5,869

Remeasurement through income statement	1,026	–	32	5	1,063

Cash payments: operating cash flows	(721)	–	(21)	–	(742)

Cash payments: investing activities	(105)	–	(9)	–	(114)

At 31 December 2021	5,559	–	479	38	6,076

Remeasurement through income statement	1,431	17	231	(34)	1,645

Exchange movement through reserves	–	2	–	–	2

Initial recognition from business combinations	–	482	–	–	482

Cash payments: operating cash flows	(1,031)	–	(27)	–	(1,058)

Cash payments: investing activities	(69)	–	(10)	–	(79)

At 31 December 2022	5,890	501	673	4	7,068
Of the contingent consideration payable at 31 December 2022, £1,289 million (2021: £958 million) is expected to be paid within one year.
The consideration payable for the acquisition of the Shionogi-ViiV Healthcare joint venture, Affinivax and the Novartis Vaccines business are expected to be paid over a number of years. As a result, the total estimated liabilities are discounted to their present values, shown above. The Shionogi-ViiV Healthcare contingent consideration liability is discounted at 8% (2021: 8%), the Affinivax contingent consideration liability is discounted at 9.9% and the Novartis Vaccines contingent consideration liability is discounted at 7.5% (2021: 7.5%) for commercialised products and at 8.5% (2021: 8.5%) for pipeline assets.
The Shionogi-ViiV Healthcare and Novartis Vaccines contingent consideration liabilities are calculated principally based on the forecast sales performance of specified products over the lives of those products.
The Affinivax contingent consideration is based upon two potential milestone payments, each of $0.6 billion (£0.5 billion) which will be paid if certain pediatric clinical development milestones are achieved.
The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

	2022			2021
Increase/(decrease) in financial liability and loss/(gain) in Income statement	Shionogi- ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m

10% increase in sales forecasts*	556	n/a	103	506	61

15% increase in sales forecasts*	834	n/a	154	759	92

10% decrease in sales forecasts*	(555)	n/a	(103)	(506)	(57)

15% decrease in sales forecasts*	(833)	n/a	(153)	(759)	(79)

1% increase in discount rate	(199)	(7)	(55)	(198)	(38)

1.5% increase in discount rate	(292)	(10)	(80)	(286)	(55)

1% decrease in discount rate	214	7	65	213	45

1.5% decrease in discount rate	328	11	101	319	70

10 cent appreciation of US Dollar	411	45	22	343	4

15 cent appreciation of US Dollar	645	71	36	495	10

10 cent depreciation of US Dollar	(347)	(38)	(19)	(299)	(2)

15 cent depreciation of US Dollar	(501)	(56)	(27)	(398)	(3)

10 cent appreciation of Euro	109	n/a	23	102	19

15 cent appreciation of Euro	171	n/a	36	160	30

10 cent depreciation of Euro	(91)	n/a	(19)	(85)	(16)

15 cent depreciation of Euro	(130)	n/a	(28)	(124)	(23)

10% increase in probability of milestone success	n/a	82	20	n/a	17

10% decrease in probability of milestone success	n/a	(82)	(10)	n/a	(8)

*	The sales forecast is for ViiV Healthcare sales only in respect of the Shionogi-ViiV Healthcare contingent consideration.
An explanation of the accounting for ViiV Healthcare is set out on page 71.